Payables - Schedule of Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Payables [Abstract]
Trade payables	$ 9,696,361	$ 1,622,982
Deposits	3,854,630	22,543,438
Output VAT payable	2,573,487
Income tax payable	51,689
Amount due to ultimate holding company (DD)	81,151,493	35,640,889
Amount due to immediate holding company (DDPCW)	24,412,418	22,638,110
Amounts due to related parties	3,781,815	1,426,644
Accrued expenses	764,520	329,065
Total payables	$ 126,286,413	$ 84,201,128